Condensed Consolidated Statements of Cash Flows - additional details	6 Months Ended
Jun. 30, 2025
Cash Flow Statement [Abstract]
Condensed Consolidated Statements of Cash Flows - additional details	Condensed Consolidated Statement of Cash Flows - additional details
The below tables provide additional detail supporting select line items in the Condensed Consolidated Statement of Cash Flows.
8.1     Depreciation, amortization, impairments and fair value adjustments

	Six months ended June 30
($ millions)	2025	2024

Property, plant & equipment	201	191
Right-of-use assets	43	40
Intangible assets	428	376
Other non-current assets(1)	(143)	(1)
Total	529	606
(1)    For the six months ended June 30, 2025, Other non-current assets includes gains on fair value remeasurements of investments in associated companies. Refer to Note 11 for additional information.
8.2     Change in net current assets and other operating cash flow items

	Six months ended June 30
($ millions)	2025	2024

(Increase) in inventories	(107)	(71)
(Increase) in trade receivables	(165)	(116)
Increase in trade payables	108	72
Net change in other operating assets	(31)	(3)
Net change in other operating liabilities	(131)	(198)
Total	(326)	(316)